Segment Reporting - Schedule of Segment Assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Operating Segments
Disclosure Of Operating Segments [Line Items]
Segment assets	$ 240,838,607	$ 263,343,043
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Segment assets	158,261,071	147,476,907
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment assets	17,000,284	20,367,755
Operating Segments | Graphite Exploration
Disclosure Of Operating Segments [Line Items]
Segment assets	2,190,774	2,225,693
Unallocated
Disclosure Of Operating Segments [Line Items]
Segment assets	$ 63,386,478	$ 93,272,688